RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 85.6%	Shares	Value
Aerospace & Defense - 0.6%
Spirit AeroSystems Holdings, Inc. - Class A (a)	6,136	$199,481

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	2,832	312,568

Alternative Carriers - 4.6%
Cogent Communications Holdings, Inc.	3,068	232,923
Lumen Technologies, Inc. (a)	165,554	1,175,432
		1,408,355

Apparel Retail - 2.0%
American Eagle Outfitters, Inc.	8,142	182,299
Foot Locker, Inc.	9,440	243,930
Gap, Inc.	9,558	210,754
		636,983

Apparel, Accessories & Luxury Goods - 4.3%
Carter's, Inc.	2,832	184,023
Hanesbrands, Inc. (a)	43,188	317,431
Ralph Lauren Corp.	1,180	228,767
Under Armour, Inc. - Class A (a)	29,264	260,742
VF Corp.	15,812	315,449
		1,306,412

Application Software - 4.1%
ACI Worldwide, Inc. (a)	5,782	294,305
Asana, Inc. - Class A (a)	13,216	153,173
Dropbox, Inc. - Class A (a)	8,496	216,053
LiveRamp Holdings, Inc. (a)	6,136	152,050
NCR Voyix Corp. (a)	16,048	217,771
RingCentral, Inc. - Class A (a)	6,608	209,011
		1,242,363

Automobile Manufacturers - 1.7%
Lucid Group, Inc. (a)	77,290	272,834
Rivian Automotive, Inc. - Class A (a)	22,184	248,904
		521,738

Automotive Retail - 0.7%
CarMax, Inc. (a)	2,950	228,271

Biotechnology - 3.2%
Arrowhead Pharmaceuticals, Inc. (a)	8,732	169,139
Denali Therapeutics, Inc. (a)	12,744	371,233
Intellia Therapeutics, Inc. (a)	9,204	189,142

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 85.6% (CONTINUED)	Shares	Value
Biotechnology - 3.2% (Continued)
Sage Therapeutics, Inc. (a)	14,160	$102,235
Vir Biotechnology, Inc. (a)	23,246	174,113
		1,005,862

Brewers - 0.7%
Boston Beer Co., Inc. - Class A (a)	708	204,711

Broadcasting - 0.6%
Paramount Global - Class B	17,346	184,215

Broadline Retail - 1.8%
Etsy, Inc. (a)	2,832	157,261
Kohl's Corp.	8,260	174,286
Nordstrom, Inc.	10,384	233,536
		565,083

Cable & Satellite - 2.5%
Cable One, Inc.	472	165,101
Liberty Broadband Corp. - Class C (a)	4,012	310,087
Sirius XM Holdings, Inc.	13,336	315,387
		790,575

Cargo Ground Transportation - 0.9%
Schneider National, Inc. - Class B	9,558	272,785

Communications Equipment - 0.9%
Lumentum Holdings, Inc. (a)	4,484	284,196

Consumer Finance - 1.4%
Ally Financial, Inc.	5,192	184,783
Bread Financial Holdings, Inc.	5,310	252,650
		437,433

Diversified Banks - 0.7%
Comerica, Inc.	3,894	233,290

Diversified Financial Services - 0.7%
Equitable Holdings, Inc.	5,310	223,179

Diversified Metals & Mining - 0.7%
MP Materials Corp. (a)	12,272	216,601

Education Services - 0.7%
Grand Canyon Education, Inc. (a)	1,534	217,598

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 85.6% (CONTINUED)	Shares	Value
Electric Utilities - 3.6%
ALLETE, Inc.	3,304	$212,084
Hawaiian Electric Industries, Inc. (a)	20,060	194,181
NRG Energy, Inc.	2,714	247,245
Pinnacle West Capital Corp.	2,714	240,433
PNM Resources, Inc.	5,310	232,419
		1,126,362

Electrical Components & Equipment - 0.6%
Plug Power, Inc. (a)	85,314	192,810

Fertilizers & Agricultural Chemicals - 1.2%
FMC Corp.	3,304	217,866
Mosaic Co.	6,254	167,482
		385,348

Financial Exchanges & Data - 0.8%
MarketAxess Holdings, Inc.	944	241,853

Gas Utilities - 0.7%
ONE Gas, Inc.	3,068	228,321

Health Care Equipment - 4.0%
Enovis Corp. (a)	3,540	152,397
Envista Holdings Corp. (a)	10,030	198,193
Integra LifeSciences Holdings Corp. (a)	6,726	122,211
Masimo Corp. (a)	1,416	188,795
Omnicell, Inc. (a)	7,316	318,978
Teleflex, Inc.	944	233,470
		1,214,044

Health Care Facilities - 1.7%
Surgery Partners, Inc. (a)	7,906	254,889
Universal Health Services, Inc. - Class B	1,180	270,232
		525,121

Health Care Services - 1.7%
agilon health, Inc. (a)	35,872	140,977
Amedisys, Inc. (a)	2,124	204,987
Premier, Inc. - Class A	9,440	188,800
		534,764

Health Care Supplies - 1.1%
Dentsply Sirona, Inc.	6,608	178,813
Haemonetics Corp. (a)	2,124	170,727
		349,540

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 85.6% (CONTINUED)	Shares	Value
Home Furnishings - 0.5%
Leggett & Platt, Inc.	10,856	$147,859

Hotels, Resorts & Cruise Lines - 1.9%
Marriott Vacations Worldwide Corp.	2,006	147,401
Sabre Corp. (a)	68,676	252,041
Travel + Leisure Co.	4,484	206,623
		606,065

Household Appliances - 0.4%
Helen of Troy Ltd. (a)	2,124	131,369

Housewares & Specialties - 0.6%
Newell Brands, Inc.	24,780	190,310

Human Resource & Employment Services - 1.1%
Insperity, Inc.	1,888	166,144
Paycom Software, Inc.	1,062	176,897
		343,041

Interactive Media & Services - 3.3%
Bumble, Inc. - Class A (a)	19,470	124,219
IAC, Inc. (a)	4,130	222,277
Match Group, Inc. (a)	6,372	241,115
TripAdvisor, Inc. (a)	7,434	107,719
Ziff Davis, Inc. (a)	3,894	189,482
ZoomInfo Technologies, Inc. (a)	12,390	127,865
		1,012,677

IT Consulting & Other Services - 0.7%
DXC Technology Co. (a)	10,148	210,571

Leisure Products - 1.5%
Hasbro, Inc.	3,186	230,412
YETI Holdings, Inc. (a)	5,546	227,552
		457,964

Life & Health Insurance - 0.7%
Lincoln National Corp.	7,198	226,809

Life Sciences Tools & Services - 2.9%
Azenta, Inc. (a)	3,776	182,909

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 85.6% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 2.9% (Continued)
Bio-Rad Laboratories, Inc. - Class A (a)	708	$236,883
Maravai LifeSciences Holdings, Inc. - Class A (a)	24,072	200,038
Sotera Health Co. (a)	17,582	293,620
		913,450

Movies & Entertainment - 0.7%
Madison Square Garden Sports Corp. (a)	1,062	221,172

Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc.	4,956	150,762

Oil & Gas Equipment & Services - 0.5%
NOV, Inc.	10,620	169,601

Oil & Gas Refining & Marketing - 0.5%
CVR Energy, Inc.	6,490	149,465

Other Specialty Retail - 0.4%
Bath & Body Works, Inc.	4,366	139,363

Packaged Foods & Meats - 0.7%
Nomad Foods Ltd.	10,856	206,915

Passenger Airlines - 0.7%
JetBlue Airways Corp. (a)	34,692	227,580

Passenger Ground Transportation - 1.0%
Avis Budget Group, Inc.	2,006	175,705
Hertz Global Holdings, Inc. (a)	43,306	142,910
		318,615

Personal Care Products - 0.5%
Herbalife Ltd. (a)	22,774	163,745

Pharmaceuticals - 0.7%
Catalent, Inc. (a)	3,540	214,418

Property & Casualty Insurance - 1.5%
CNA Financial Corp.	4,484	219,447
Fidelity National Financial, Inc.	4,012	248,985
		468,432

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 85.6% (CONTINUED)	Shares	Value
Regional Banks - 3.1%
BankUnited, Inc.	7,316	$266,595
First Hawaiian, Inc.	9,322	215,804
New York Community Bancorp, Inc.	24,780	278,279
TFS Financial Corp.	16,402	210,930
		971,608

Restaurants - 0.5%
Cracker Barrel Old Country Store, Inc.	3,422	155,188

Semiconductor Materials & Equipment - 0.6%
Axcelis Technologies, Inc. (a)	1,888	197,957

Semiconductors - 3.0%
Ambarella, Inc. (a)	4,248	239,609
Cirrus Logic, Inc. (a)	2,242	278,478
Qorvo, Inc. (a)	1,652	170,652
Semtech Corp. (a)	5,192	237,067
		925,806

Specialized Consumer Services - 1.0%
Frontdoor, Inc. (a)	6,372	305,792

Specialty Chemicals - 1.9%
Eastman Chemical Co.	2,124	237,782
Ingevity Corp. (a)	3,894	151,866
NewMarket Corp.	354	195,369
		585,017

Systems Software - 0.9%
Gen Digital, Inc.	9,794	268,649

Technology Distributors - 0.7%
Avnet, Inc.	4,012	217,892

Technology Hardware, Storage & Peripherals - 0.5%
Xerox Holdings Corp.	14,868	154,330

Transaction & Payment Processing Services - 2.0%
Affirm Holdings, Inc. (a)	6,136	250,471
Jack Henry & Associates, Inc.	1,180	208,317
Marqeta, Inc. - Class A (a)	35,518	174,749
		633,537

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 85.6% (CONTINUED)	Shares	Value
Wireless Telecommunication Services - 0.9%
Telephone and Data Systems, Inc.	12,626	$293,555
TOTAL COMMON STOCKS (Cost $25,610,951)		26,669,376

REAL ESTATE INVESTMENT TRUSTS - 14.0%
Annaly Capital Management, Inc.	10,502	210,775
Apple Hospitality REIT, Inc.	13,334	198,010
BXP, Inc.	3,186	256,346
Chimera Investment Corp.	15,930	252,172
Douglas Emmett, Inc.	14,396	252,938
EPR Properties	4,838	237,256
Equity Commonwealth (a)	10,502	208,990
Equity LifeStyle Properties, Inc.	3,304	235,707
Federal Realty Investment Trust	1,888	217,063
Highwoods Properties, Inc.	7,552	253,068
Host Hotels & Resorts, Inc.	10,384	182,758
JBG SMITH Properties	13,098	228,953
Macerich Co.	14,278	260,431
Outfront Media, Inc.	12,390	227,728
Park Hotels & Resorts, Inc.	12,272	173,035
Regency Centers Corp.	3,304	238,648
Service Properties Trust	32,096	146,358
SL Green Realty Corp.	4,012	279,275
Vornado Realty Trust	7,552	297,548
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,264,378)		4,357,059

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.82% (b)	80,148	80,148
TOTAL SHORT-TERM INVESTMENTS (Cost $80,148)		80,148

TOTAL INVESTMENTS - 99.9% (Cost $29,955,477)		$31,106,583
Other Assets in Excess of Liabilities - 0.1%		41,661
TOTAL NET ASSETS - 100.0%		$31,148,244

Percentages are stated as a percent of net assets

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

RESEARCH AFFILIATES DELETIONS ETF

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Research Affiliates Deletions ETF (the "Fund") has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$26,669,376	$—	$—	$26,669,376
Real Estate Investment Trusts	4,357,059	—	—	4,357,059
Money Market Funds	80,148	—	—	80,148
Total Investments in Securities	$31,106,583	$—	$—	$31,106,583

Refer to the Schedule of Investments for additional information.

During the fiscal period ended September 30, 2024, the Fund did not invest in Level 3 investments. Transfers between levels are recognized at the end of the reporting period.

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